UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 11/30/13

Item 1.  Reports to Stockholders.

North Star Opportunity Fund

Class I Shares (Symbol: NSOIX)

Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund

Class I Shares (Symbol: NSMVX)

North Star Dividend Fund

Class I Shares (Symbol: NSDVX)

Annual Report

November 30, 2013

www.nsinvestfunds.com

Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC

Member FINRA

January 13, 2014

Dear Shareholders,

The North Star Mutual Fund Family consists of three funds; The North Star Opportunity Fund, the North Star Dividend Fund, and the North Star Micro Cap Fund.  All three funds share the objective of producing long-term capital appreciation by investing primarily in the common stocks of publicly traded companies that are trading at attractive enterprise values relative to their free cash flow:

•

The North Star Opportunity Fund’s range of investments may include smaller, underfollowed companies to the largest multinational organizations as well as fixed income securities. The result is a diversified Micro to Macro portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility.

•

The North Star Dividend Fund’s primary objective is to generate monthly income. The Fund seeks to achieve its objectives by investing in a diversified portfolio of common stocks of companies with under $ 1 billion market capitalization which offer attractive dividend yields.

•

The North Star Micro Cap Fund invests in the common stocks of misunderstood or underfollowed companies with under $500 million capitalizations.

Despite rising interest rates and relatively modest corporate earnings growth, the U.S. equity markets produced one of their best returns in history in 2013. Employment steadily improved over the year and the housing and auto markets continued to rebound.  The North Star Funds were all well positioned for the stronger than anticipated U.S. economy and produced very strong returns:

•

For the year ended November 30, 2013, the North Star Opportunity Fund Class I shares total 1 year return was 28.73%. Class I shares paid out $0.26 a share in income dividends and in $0.20 in capital gains. The share price advanced from $11.11 a share to $13.75 a share.  As of 11/30/2013 65% of the portfolio is in large cap stocks and mid cap stocks, and 17.4% in small and micro-cap stocks. We have a 5.6% position in corporate fixed income and 7.9% in cash equivalents.

•

For the year ended November 30, 2013, the North Star Dividend Fund total 1 year return was 28.58%.  The Fund paid out $0.15 a share in income dividends.  The share price advanced from $15.83 a share since conversion into mutual fund on May 31, 2013 to $18.18 a share at November 30, 2013.

•

For the year ended November 30, 2013, the North Star Micro Cap Fund total 1 year return was 43.28%.  The share price advanced from $24.19 a share since conversion into mutual fund on May 31, 2013 to $29.53 a share at November 30, 2013.

Our outlook for 2014 is for the U.S. economy to continue to recover leading to higher corporate profits and higher interest rates. As such we believe that the rotation out of bonds and into stocks will remain an important trend. In addition, there should be an acceleration of merger and acquisition activity as companies deploy their cash to grow revenues. The North Star Micro Cap Fund is particularly well positioned if our M&A forecast proves correct.

Thank you again for your investment in the North Star Funds.

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For current performance information, please visit www.nsinvestfunds.com or call 1-312-580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

0156-NLD-1/13/2014

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606

312.580.0900 PHONE • 312.580.0901 FAX

North Star Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2013

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures for the period ended November 30, 2013, compared to its benchmark:

				Inception* –	Inception** –
	One Year	Three Year	Five Year	November 30, 2013	November 30, 2013
North Star Opportunity Fund – Class A	28.73%	N/A	N/A	21.43%	N/A
North Star Opportunity Fund – Class A with load	21.31%	N/A	N/A	17.82%	N/A
North Star Opportunity Fund – Class I ***	28.73%	14.89%	20.97%	N/A	5.85%
S&P 500 Total Return Index	30.30%	17.73%	17.60%	25.06%	5.82%

* Inception date is December 15, 2011.

** Inception date is December 31, 2006.

*** The Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.  The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Returns greater than one year are annualized.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-312-580-0900.

North Star Opportunity Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2013

     The Fund’s Top Ten Sectors are as follows:

Top Holdings by Industry	% of Net Assets
Telecommunications	10.8%
Pharmaceuticals	7.7%
Banks	6.8%
Miscellaneous Manufacturer	4.7%
Software	4.0%
Food	3.8%
Diversified Financial Services	3.7%
Mining	3.3%
Oil & Gas	3.3%
Retail	3.2%
Other Industries	40.3%
Other Assets Net of Liabilities	8.4%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

North Star Micro Cap Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2013

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures for the period ended November 30, 2013, compared to its benchmark:

						Inception* –
	Six Months	One Year	Three Year	Five Year	Ten Year	November 30, 2013
North Star Micro Cap Fund – Class I **	22.07%	43.28%	20.35%	23.96%	10.57%	12.14%
Russell 2000 Total Return Index	16.91%	40.99%	17.89%	20.97%	9.08%	7.61%

* Inception date is December 31, 1997.

** The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains.  The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-312-580-0900.

North Star Opportunity Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2013

     The Fund’s Top Ten Sectors are as follows:

Top Holdings by Industry	% of Net Assets
Commercial Services	14.6%
Retail	8.0%
Electronics	7.9%
Electrical Components & Equipment	5.2%
Toys/Games/Hobbies	4.9%
Household Products/Wares	4.6%
Software	4.4%
Environmental Control	3.7%
Machinery - Diversified	3.7%
Media	3.5%
Other Industries	29.6%
Other Assets Net of Liabilities	9.9%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

North Star Dividend Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2013

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures for the period ending November 30, 2013, compared to its benchmark:

				Inception* –
	Six Months	One Year	Three Year	November 30, 2013
North Star Dividend Fund – Class I **	15.91%	28.58%	15.53%	17.93%
Russell 2000 Total Return Index	16.91%	40.99%	17.89%	19.47%

  * Inception date is February 1, 2010.

** The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains.  The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

North Star Opportunity Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

November 30, 2013

     The Fund’s Top Ten Sectors are as follows:

Top Holdings by Industry	% of Net Assets
Commercial Services	12.0%
REITS	10.1%
Water	6.0%
Retail	5.0%
Media	4.9%
Electric	4.6%
Telecommunications	3.9%
Software	3.6%
Gas	3.6%
Diversified Financial Services	3.4%
Other Industries	34.2%
Other Assets Net of Liabilities	8.7%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS
November 30, 2013
Shares				Value

	COMMON STOCK - 82.3%
	APPAREL - 2.2%
18,000	Deckers Outdoor Corp. *			$ 1,487,520

	AUTO MANUFACTURERS - 2.2%
86,000	Ford Motor Co.			1,468,880

	BANKS - 5.8%
24,500	Citigroup, Inc.			1,296,540
15,500	PNC Financial Services Group, Inc.			1,192,725
34,000	US Bancorp			1,333,480
				3,822,745
	CHEMICALS - 2.5%
52,000	Potash Corp. of Saskatchewan, Inc.			1,645,800

	COMMERCIAL SERVICES - 1.9%
24,000	Mac-Gray Corp.			511,200
146,600	Professional Diversity Network *			749,859
				1,261,059
	COMPUTERS - 2.3%
44,000	Diebold, Inc.			1,501,720

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
175,000	Janus Capital Group, Inc.			1,904,000

	ELECTRIC - 2.8%
28,000	American Electric Power Co., Inc.			1,317,680
20,000	Avista Corp.			545,000
				1,862,680
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
125,000	Pioneer Power Solutions, Inc. *			1,156,875

	ENTERTAINMENT - 2.0%
77,000	International Game Technology			1,346,730

	FOOD - 3.8%
33,000	Campbell Soup Co.			1,278,090
30,500	Unilever PLC			1,235,250
				2,513,340
	HEALTHCARE-SERVICES - 1.7%
33,000	Molina Healthcare, Inc. *			1,108,800

	HOUSEHOLD PRODUCTS/WARES - 2.6%
115,000	Acme United Corp.			1,693,950

	MEDIA - 1.8%
44,000	Gannett Co., Inc.			1,190,640

The accompanying notes are an integral part of these financial statements.
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013
Shares				Value

	MINING - 2.5%
48,000	Freeport-McMoRan Copper & Gold, Inc.			$ 1,665,120

	MISCELLANEOUS MANUFACTURER - 4.7%
60,000	FreightCar America, Inc.			1,396,800
64,000	General Electric Co.			1,706,240
				3,103,040
	OIL & GAS - 3.3%
14,500	ConocoPhillips			1,055,600
16,500	Royal Dutch Shell PLC			1,100,550
				2,156,150
	OIL & GAS SERVICES - 1.7%
14,000	National Oilwell Varco, Inc.			1,141,000

	PHARMACEUTICALS - 7.7%
22,000	Abbott Laboratories			840,180
26,000	Bristol-Myers Squibb Co.			1,335,880
17,000	Johnson & Johnson			1,609,220
42,000	Zoetis, Inc. - Cl. A			1,308,300
				5,093,580
	REITS - 2.0%
44,000	Weyerhaeuser Co.			1,325,720

	RETAIL - 3.2%
100,000	Denny's Corp. *			720,000
165,000	Wendy's Co.			1,420,650
				2,140,650
	SEMICONDUCTORS - 2.4%
67,000	Intel Corp.			1,597,280

	SOFTWARE - 4.0%
144,000	American Software, Inc.			1,389,600
29,500	Paychex, Inc.			1,290,035
				2,679,635
	TELECOMMUNICATIONS - 10.8%
185,000	Alteva			1,587,300
62,000	Consolidated Communications Holdings, Inc.			1,198,150
84,000	Corning, Inc.			1,434,720
43,000	Singapore Telecommunications Ltd.			1,280,110
44,000	Vodafone Group PLC			1,631,960
				7,132,240
	TOYS/GAMES/HOBBIES - 1.7%
130,000	LeapFrog Enterprises, Inc. - Cl. A *			1,119,300

	TRANSPORTATION - 2.1%
51,000	CSX Corp.			1,390,770

	TOTAL COMMON STOCK (Cost - $44,964,479)			54,509,224

The accompanying notes are an integral part of these financial statements.
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013
Shares				Value

	PREFERRED STOCK - 3.6%
	INSURANCE - 0.9%
5,900	Principal Financial Group, Inc., 5.56%			$ 591,593

	INVESTMENT COMPANIES - 0.9%
24,000	Saratoga Investment Corp., 7.50%			611,520

	REITS - 1.0%
27,000	Campus Crest Communities, Inc., 8.00%			681,750

	TRUCKING & LEASING - 0.8%
5,000	General Finance Corp., 9.00%			507,500

	TOTAL PREFERRED STOCK (Cost - $2,355,207)			2,392,363

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 4.8%
	BANKS - 1.0%
$ 725,000	Citigroup, Inc. **	5.95	12/29/2049	676,969

	COMMERCIAL SERVICES - 1.0%
625,000	ARC Document Solutions, Inc.	10.50	12/15/2016	660,156

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
400,000	Jefferies Group LLC	8.50	7/15/2019	488,000

	HEALTHCARE-SERVICES - 1.0%
625,000	DaVita HealthCare Partners, Inc.	6.38	11/1/2018	656,250

	HOUSEHOLD PRODUCTS/WARES - 1.0%
680,000	Central Garden and Pet Co.	8.25	3/1/2018	686,800

	TOTAL CORPORATE BONDS (Cost - $3,142,736)			3,168,175

	CONVERTIBLE BONDS - 0.8%
	MINING - 0.8%
775,000	Molycorp, Inc.	6.00	9/1/2017
	TOTAL CONVERTIBLE BONDS (Cost - $662,475)			553,156

Shares	SHORT-TERM INVESTMENTS - 7.9%
	MONEY MARKET FUND - 7.9%
5,230,481	Reich & Tang Daily Income Fund - Money Market Portfolio ***
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,230,481)			5,230,481

	TOTAL INVESTMENTS - 99.4% (Cost - $56,355,378) (a)			$ 65,853,399
	OTHER ASSETS LESS LIABILITIES - 0.6%			356,994
	NET ASSETS - 100.0%			$ 66,210,393

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013
__________
* Non-income producing security.
** Variable rate security - interest rate subject to periodic change.
*** Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $ 56,134,226 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 10,495,346
Unrealized depreciation:	(776,173)
Net unrealized appreciation:	$ 9,719,173

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS
November 30, 2013
Shares		Value

	COMMON STOCK - 90.1%
	APPAREL - 1.0%
39,000	Perry Ellis International, Inc. *	$ 605,670

	AUTO PARTS & EQUIPMENT - 3.2%
30,225	Miller Industries, Inc.	574,880
133,277	Spartan Motors, Inc.	920,944
14,300	Standard Motor Products, Inc.	496,496
		1,992,320
	BEVERAGES - 1.0%
30,000	National Beverage Corp. *	633,600

	BUILDING MATERIALS - 2.3%
168,700	LSI Industries, Inc.	1,466,003

	CHEMICALS - 1.8%
19,005	Detrex Corp.	610,536
45,500	Landec Corp. *	534,170
		1,144,706
	COMMERCIAL SERVICES - 14.6%
75,000	ARC Document Solutions, Inc. *	645,750
77,233	Electro Rent Corp.	1,646,607
35,000	Franklin Covey Co. *	712,250
77,500	Great Lakes Dredge & Dock Corp. *	690,525
25,632	Mac-Gray Corp.	545,962
58,000	Medifast, Inc. *	1,571,220
68,025	Perceptron, Inc.	681,610
128,300	Professional Diversity Network *	656,255
31,000	SP Plus Corp. *	757,640
257,325	Universal Security Instruments, Inc. *	1,200,421
		9,108,240
	DISTRIBUTION/WHOLESALE - 1.1%
53,000	Houston Wire & Cable Co.	715,500

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
165,000	Cowen Group, Inc. *	666,600
58,050	HF2 Financial Management, Inc. - Cl. A *	592,400
		1,259,000
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.2%
401,000	Orion Energy Systems, Inc. *	2,490,210
79,000	Pioneer Power Solutions, Inc. *	731,145
		3,221,355
	ELECTRONICS - 7.9%
165,000	Allied Motion Technologies, Inc.	1,983,300
72,000	Bel Fuse, Inc.	1,636,560
50,000	Sparton Corp. *	1,288,000
		4,907,860
The accompanying notes are an integral part of these financial statements.
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013
Shares		Value

	ENVIRONMENTAL CONTROL - 3.7%
69,809	Ecology and Environment, Inc.	$ 758,126
57,000	Heritage-Crystal Clean, Inc. *	1,060,770
109,216	Sharps Compliance Corp. *	514,407
		2,333,303
	FOOD - 1.0%
19,825	Seneca Foods Corp. *	621,117

	HAND/MACHINE TOOLS - 2.5%
76,180	LS Starrett Co.	989,578
29,049	QEP Co., Inc. *	580,980
		1,570,558
	HOME FURNISHINGS - 1.6%
166,000	Skullcandy, Inc. *	1,007,620

	HOUSEHOLD PRODUCTS/WARES - 4.6%
130,000	Acme United Corp.	1,914,900
120,000	Central Garden and Pet Co. *	932,400
		2,847,300
	IRON/STEEL - 1.0%
62,320	Material Sciences Corp. *	622,577

	LEISURE TIME - 2.7%
48,254	Bowl America, Inc.	693,410
35,202	Johnson Outdoors, Inc. - Cl. A	1,008,185
		1,701,595
	MACHINERY-DIVERSIFIED - 3.7%
28,684	Alamo Group, Inc.	1,684,038
65,844	Gencor Industries, Inc. *	602,473
		2,286,511
	MEDIA - 3.5%
286,000	AH Belo Corp.	2,213,640

	METAL FABRICATE/HARDWARE - 2.3%
83,825	Eastern Co.	1,451,011

	MINING - 0.9%
9,600	United States Lime & Minerals, Inc. *	554,016

	OIL & GAS SERVICES - 0.9%
61,000	Willbros Group, Inc. *	534,970

	REITS - 0.9%
31,350	Terreno Realty Corp.	555,208

	RETAIL - 8.0%
272,000	Denny's Corp. *	1,958,400
344,570	Dover Saddlery, Inc. *	1,795,210
105,000	Jamba, Inc. *	1,239,000
		4,992,610
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013
Shares		Value

	SHIPBUILDING - 1.6%
26,888	Conrad Industries, Inc.	$ 988,134

	SOFTWARE - 4.4%
160,600	American Software, Inc.	1,549,790
104,000	Rosetta Stone, Inc. *	1,196,000
		2,745,790
	TELECOMMUNICATIONS - 1.8%
71,700	Alteva	615,186
34,000	USA Mobility, Inc.	499,460
		1,114,646
	TOYS/GAMES/HOBBIES - 4.9%
132,000	LeapFrog Enterprises, Inc. - Cl. A *	1,136,520
221,944	Ohio Art Co.	1,902,060
		3,038,580

	TOTAL COMMON STOCK (Cost - $47,803,874)	56,233,440

	SHORT-TERM INVESTMENTS - 10.0%
	MONEY MARKET FUND - 10.0%
6,238,231	Dreyfus Treasury & Agency Cash Management Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,238,231)	6,238,231

	TOTAL INVESTMENTS - 100.1% (Cost - $54,042,105) (a)	$ 62,471,671
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(80,222)
	NET ASSETS - 100.0%	$ 62,391,449

__________
* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $ 48,347,241 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 15,212,097
Unrealized depreciation:		(1,087,667)
Net unrealized appreciation:		$ 14,124,430

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS
November 30, 2013
Shares		Value

	COMMON STOCK - 91.3%
	ADVERTISING - 1.0%
46,000	Harte-Hanks, Inc.	$ 366,160

	APPAREL - 3.2%
28,450	RG Barry Corp.	546,240
44,250	Superior Uniform Group, Inc.	680,123
		1,226,363
	AUTO PARTS & EQUIPMENT - 2.0%
48,700	Douglas Dynamics, Inc.	776,278

	BUILDING MATERIALS - 2.4%
108,200	LSI Industries, Inc.	940,258

	CHEMICALS - 0.6%
7,700	Detrex Corp.	247,362

	COMMERCIAL SERVICES - 12.0%
18,050	Deluxe Corp.	896,904
66,450	Electro Rent Corp.	1,416,714
43,425	Healthcare Services Group, Inc.	1,258,891
59,000	Intersections, Inc.	456,660
11,325	Landauer, Inc.	600,225
		4,629,394
	COMPUTERS - 1.5%
42,400	Astro-Med, Inc.	587,240

	COSMETICS/PERSONAL CARE - 0.8%
100,000	CCA Industries, Inc.	315,000

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
70,800	GFI Group, Inc.	267,624
18,350	Westwood Holdings Group, Inc.	1,051,088
		1,318,712
	ELECTRIC - 4.6%
16,200	Empire District Electric Co.	367,740
16,625	MGE Energy, Inc.	930,169
15,550	Unitil Corp.	470,543
		1,768,452
	ENTERTAINMENT - 1.0%
19,250	Speedway Motorsports, Inc.	387,503

	ENVIRONMENTAL CONTROL - 2.6%
48,600	Ecology and Environment, Inc.	527,796
12,500	US Ecology, Inc.	481,000
		1,008,796
	FOOD - 2.0%
14,050	Ingles Markets, Inc.	369,093
29,000	Rocky Mountain Chocolate Factory, Inc.	388,600
		757,693
The accompanying notes are an integral part of these financial statements.
North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013
Shares		Value

	FOREST PRODUCTS & PAPER - 0.9%
11,000	Orchids Paper Products Co.	$ 360,140

	GAS - 3.6%
102,850	Gas Natural, Inc.	882,453
25,850	RGC Resources, Inc.	491,150
		1,373,603
	HEALTHCARE-SERVICES - 2.7%
74,500	Psychemedics Corp.	1,024,375

	HOME FURNISHINGS - 1.9%
14,376	Flexsteel Industries, Inc.	397,640
71,000	Koss Corp.	347,900
		745,540
	HOUSEHOLD PRODUCTS/WARES - 2.2%
56,450	Acme United Corp.	831,508

	INSURANCE - 1.7%
7,200	Kansas City Life Insurance Co.	359,640
35,306	National Security Group, Inc.	294,452
		654,092
	INVESTMENT COMPANIES - 1.0%
20,900	Golub Capital BDC, Inc.	393,129

	LEISURE TIME - 2.2%
22,891	Bowl America, Inc.	328,944
48,175	Escalade, Inc.	512,582
		841,526
	MEDIA - 4.9%
149,725	AH Belo Corp.	1,158,871
49,000	World Wrestling Entertainment, Inc. - Cl. A	750,190
		1,909,061
	OFFICE FURNISHINGS - 2.1%
45,350	Kewaunee Scientific Corp.	815,393

	PRIVATE EQUITY - 0.9%
27,900	Monroe Capital Corp.	360,747

	REITS - 10.1%
93,000	Campus Crest Communities, Inc.	925,350
41,000	Education Realty Trust, Inc.	356,700
50,550	Government Properties Income Trust	1,254,146
140,000	Monmouth Real Estate Investment Corp.	1,346,800
		3,882,996
	RETAIL - 5.0%
33,630	Einstein Noah Restaurant Group, Inc.	537,744
25,100	Frisch's Restaurants, Inc.	597,757
50,300	PetMed Express, Inc.	793,734
		1,929,235
The accompanying notes are an integral part of these financial statements.
North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013
Shares		Value

	SOFTWARE - 3.6%
103,700	American Software, Inc.	$ 1,000,705
74,017	Simulations Plus, Inc.	371,565
		1,372,270
	TELECOMMUNICATIONS - 3.9%
45,725	Consolidated Communications Holdings, Inc.	883,636
42,500	USA Mobility, Inc.	624,325
		1,507,961
	TEXTILES - 1.5%
73,000	Crown Crafts, Inc.	584,000

	WATER - 6.0%
16,477	Artesian Resources Corp.	390,505
60,075	Middlesex Water Co.	1,320,448
27,975	York Water Co.	612,373
		2,323,326

	TOTAL COMMON STOCK (Cost - $31,628,656)	35,238,113

	SHORT-TERM INVESTMENTS - 8.4%
	MONEY MARKET FUND - 8.4%
3,224,459	Dreyfus Treasury & Agency Cash Management Fund, 0.01% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,224,459)	3,224,459

	TOTAL INVESTMENTS - 99.7% (Cost - $34,853,115) (a)	$ 38,462,572
	OTHER ASSETS LESS LIABILITIES - 0.3%	112,885
	NET ASSETS - 100.0%	$ 38,575,457

__________
* Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $ 32,139,811 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 6,907,832
Unrealized depreciation:		(585,071)
Net unrealized appreciation:		$ 6,322,761

North Star Funds
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2013
Assets:	North Star Opportunity Fund		North Star Micro Cap Fund	North Star Dividend Fund
Investments in Securities at Cost	$ 56,355,378		$ 54,042,105	$ 34,853,115
Investments in Securities at Value	$ 65,853,399		$ 62,471,671	$ 38,462,572
Dividends and Interest Receivable	250,267		120,247	117,372
Receivable for Securities Sold	184,252		-	66,277
Prepaid Expenses and Other Assets	9,063		3,943	2,471
Total Assets	66,296,981		62,595,861	38,648,692

Liabilities:
Payable for Securities Purchased	-		112,957	5,728
Investment Advisory Fees Payable	49,729		49,285	30,599
Fees Payable to Other Affiliates	21,869		13,863	10,307
Accrued Expenses and Other Liabilities	14,990		28,307	26,601
Total Liabilities	86,588		204,412	73,235

Net Assets	$ 66,210,393		$ 62,391,449	$ 38,575,457

Composition of Net Assets:
At November 30, 2013, Net Assets consisted of:
Paid-in-Capital	$ 50,645,419		$ 50,363,014	$ 34,070,164
Undistributed Net Investment Income	5,839		-	-
Accumulated Net Realized Gain from
Security Transactions	6,061,114		3,598,869	895,836
Net Unrealized Appreciation of Investments	9,498,021		8,429,566	3,609,457
Net Assets	$ 66,210,393		$ 62,391,449	$ 38,575,457

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 66,210,378		$ 62,391,449	$ 38,575,457
Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	4,815,782		2,113,063	2,122,014
Net Asset Value (Net Assets/Shares Outstanding),
Offering Price and Redemption Price Per Share*	$ 13.75		$ 29.53	$ 18.18
Class A Shares:
Net Assets	$ 15
Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	1
Net Asset Value (Net Assets/Shares Outstanding) and
Redemption Price Per Share*	$ 13.75	**
Maximum Offering Price Per Share
(Maximum Sales Charge of 5.75%)	$ 14.59
___________
* The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.
** NAV may not recalculate due to rounding of shares.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2013
	North Star Opportunity Fund	North Star Micro Cap Fund (a)	North Star Dividend Fund (a)
Investment Income
Dividends (net of $27,584, $0, $28
foreign taxes withheld)	$ 1,664,452	$ 392,224	$ 573,325
Interest	322,374	234	136
Total Investment Income	1,986,826	392,458	573,461

Expenses
Investment Advisory Fees	558,990	264,292	163,742
Administrative Service Fees	67,893	27,929	18,154
Transfer Agent Fees	40,332	11,099	11,459
Accounting Service Fees	39,126	18,472	10,764
Legal Fees	30,228	12,739	11,202
Chief Compliance Officer Fees	15,500	5,165	4,187
Audit Fee	15,028	14,999	13,933
Registration Fees	14,609	16,501	17,667
Trustees' Fees and Expenses	8,032	4,777	4,777
Printing Expense	7,520	8,346	6,240
Custodian Fees	6,972	3,184	2,742
Insurance Expense	4,758	2,250	1,650
Other Expenses	7,905	3,499	3,499
Total Expenses	816,893	393,252	270,016

Plus: Recaptured Fees Waived/Expenses Reimbursed	17,192	-	-

Net Expenses	834,085	393,252	270,016

Net Investment Income	1,152,741	(794)	303,445

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	5,874,688	2,018,410	900,121
Net Change in Unrealized Appreciation (Depreciation)
on Investments	7,077,535	8,429,566	3,609,457
Net Realized and Unrealized Gain on Investments	12,952,223	10,447,976	4,509,578

Net Increase in Net Assets Resulting From Operations	$ 14,104,964	$ 10,447,182	$ 4,813,023

(a)	The North Star Micro Cap Fund and the North Star Dividend Fund commenced operations on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund
	For the Year		For the Period
	Ended		Ended
	November 30, 2013		November 30, 2012 (a)

Operations
Net Investment Income	$ 1,152,741		$ 862,031
Net Realized Gain on Investments	5,874,688		817,038
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,077,535		2,420,486
Net Increase in Net Assets Resulting From Operations	14,104,964		4,099,555

Distributions to Shareholders From:
Net Investment Income
Class I	(1,158,809)		(862,997)
Class A	0	(b)	-
Net Realized Gains on Investments
Class I	(787,410)		-
Class A	0	(b)	-
Total Distributions to Shareholders	(1,946,219)		(862,997)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (819,806 and 3,952,515 shares, respectively)	9,718,771		40,645,298
Distributions Reinvested (156,528 and 72,432 shares, respectively)	1,809,649		772,303
Cost of Shares Redeemed (83,543 and 101,956 shares, respectively)	(1,048,363)		(1,082,649)
Redemption Fee Proceeds	70		1
Total Class I Shares	10,480,127		40,334,953

Class A Shares:
Proceeds from Shares Sold (0 and 1 share, respectively)	-		10
Total Class A Shares	-		10

Net Increase in Net Assets From Shares of Beneficial Interest	10,480,127		40,334,963

Total Increase in Net Assets	22,638,872		43,571,521

Net Assets
Beginning of Period	43,571,521		-
End of Period *	$ 66,210,393		$ 43,571,521

* Includes Undistributed Net Investment Income of:	$ 5,839		$ 37,480

(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.
(b) Less than $1.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Micro Cap Fund	North Star Dividend Fund
	For the Period	For the Period
	Ended	Ended
	November 30, 2013 (a)	November 30, 2013 (a)

Operations
Net Investment Income (Loss)	$ (794)	$ 303,445
Net Realized Gain on Investments	2,018,410	900,121
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,429,566	3,609,457
Net Increase in Net Assets Resulting From Operations	10,447,182	4,813,023

Distributions to Shareholders From:
Net Investment Income	-	(308,210)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (2,133,238 and 2,108,447 shares, respectively)	52,436,476	33,845,717
Distributions Reinvested (0 and 16,711 shares, respectively)	-	279,558
Cost of Shares Redeemed (20,175 and 3,144 shares, respectively)	(492,209)	(54,631)
Total Class I Shares	51,944,267	34,070,644

Net Increase in Net Assets From Shares of Beneficial Interest	51,944,267	34,070,644

Total Increase in Net Assets	62,391,449	38,575,457

Net Assets
Beginning of Period	-	-
End of Period *	$ 62,391,449	$ 38,575,457

* Includes Undistributed Net Investment Income of:	$ -	$ -

(a)	The North Star Micro Cap Fund and The North Star Dividend Fund commenced operations on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		North Star Opportunity Fund
		Class I				Class A
		For the Year		For the Period		For the Year		For the Period
		Ended		Ended		Ended		Ended
		November 30, 2013		November 30, 2012 (a)		November 30, 2013		November 30, 2012 (a)

Net Asset Value, Beginning of Period		$ 11.11		$ 10.00		$ 11.11		$ 10.00
	Activity From Investment Operations:
	Net investment income (b)	0.25		0.26		0.25		0.26
	Net gain from securities
	(both realized and unrealized) (c)	2.85		1.10		2.85		1.10
	Total from operations	3.10		1.36		3.10		1.36

	Less Distributions From:
	Net investment income	(0.26)		(0.25)		(0.26)		(0.25)
	Net realized gains on investments	(0.20)		-		(0.20)		-
	Total Distributions	(0.46)		(0.25)		(0.46)		(0.25)

	Redemption Fees	0.00	(d)	0.00	(d)	-		-
Net Asset Value, End of Period		$ 13.75		$ 11.11		$ 13.75		$ 11.11

Total Return (e,f)		28.73%		13.69%		28.73%		13.69%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 66,210		$ 43,572		$ 15	(i)	$ 11	(i)
	Ratio to average net assets:
	Expenses, Gross (g,h)	1.46%		1.79%		1.71%		2.04%
	Expenses, Net of
	waiver or recapture	1.49%		1.74%	(g)	1.74%		1.99%	(g)
	Net investment income	2.06%		2.56%	(g)	1.81%		2.29%	(g)
	Portfolio turnover rate (f)	73%		59%		73%		59%
__________
(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.
(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per
	share data for the period.
(c)

The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares  in relation to fluctuating market value of the investments of the Fund.

(d)	Less than $0.01 per share.
(e)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.

(f)	Not annualized.
(g)	Annualized.
(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)	Actual net assets not truncated.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		North Star Micro Cap Fund		North Star Dividend Fund
		Class I		Class I
		For the Period		For the Period
		Ended		Ended
		November 30, 2013 (a)		November 30, 2013 (a)

Net Asset Value, Beginning of Period		$ 24.19		$ 15.83
	Activity From Investment Operations:
	Net investment income (loss) (b)	(0.00)	( c)	0.16
	Net gain from securities
	(both realized and unrealized)	5.34		2.34
	Total from operations	5.34		2.50

	Less Distributions From:
	Net investment income	-		(0.15)

Net Asset Value, End of Period		$ 29.53		$ 18.18

Total Return (d,e)		22.07%		15.91%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 62,391		$ 38,575
	Ratio to average net assets:
	Expenses, Gross (f)	1.51%		1.68%
	Net investment income, Gross (f)	0.00%	(g)	1.88%
	Portfolio turnover rate (e)	24%		16%
__________
(a)	The North Star Micro Cap Fund and the North Star Dividend Fund commenced operations on May 31, 2013.
(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per
	share data for the period.
(c)	Less than $(0.01) per share.
(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital
	gains distributions, if any.
(e)	Not annualized.
(f)	Annualized.
(g)	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

North Star Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013

 1.

ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund and the North Star Dividend Fund (each a “Fund,” and together the “Funds”) each are a diversified series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.  The investment objective of the North Star Micro Cap Fund is capital appreciation and, secondarily, to derive income from short term liquid securities, the primary investment objective of the North Star Dividend Fund is to generate dividend income and the secondary objective is to seek capital appreciation and the investment objective of the North Star Opportunity Fund is to seek long-term capital appreciation.

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations.  The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations.  The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds.

The North Star Micro Cap Fund and the North Star Dividend Fund currently offer Class I shares.  The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

North Star Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

North Star Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2013 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 54,509,224	$ -	$ -	$ 54,509,224
Preferred Stock	2,392,363	-	-	2,392,363
Corporate Bonds	-	3,168,175	-	3,168,175
Convertible Bonds	-	553,156	-	553,156
Short-Term Investments	5,230,481	-	-	5,230,481
Total	$ 62,132,068	$ 3,721,331	$ -	$ 65,853,399

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 55,502,295	$ 731,145	$ -	$ 56,233,440
Short-Term Investments	6,238,231	-	-	6,238,231
Total	$ 61,740,526	$ 731,145	$ -	$ 62,471,671

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 35,238,113	$ -	$ -	$ 35,238,113
Short-Term Investments	3,224,459	-	-	3,224,459
Total	$ 38,462,572	$ -	$ -	$ 38,462,572

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

North Star Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the North Star Opportunity Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax return for the North Star Opportunity Fund.  Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2013 tax return for each Fund.  Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund

Income Dividends

   Capital Gains

North Star Opportunity Fund

Quarterly

   Annually

North Star Micro Cap Fund

Annually

   Annually

North Star Dividend Fund

Monthly

   Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of each Fund.  For the period ended November 30, 2013, the Adviser earned advisory fees of:

North Star Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013

Fund

Advisory Fee

North Star Opportunity Fund

$ 558,990

North Star Micro Cap Fund

   264,292

North Star Dividend Fund

   163,742

The Adviser has contractually agreed, at least until April 30, 2014 for the North Star Micro Cap Fund and North Star Dividend Fund and at least until April 30, 2015 for the North Star Opportunity Fund, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Fund do not exceed 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.99% and 1.74% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.74% of the North Star Micro Cap Fund’s average daily net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average daily net assets for Class I shares and 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets attributable to Class I and Class A shares, respectively, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.74% of the North Star Micro Cap Fund’s average daily net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average daily net assets for Class I shares and 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets for Class I and Class A shares, respectively. If Fund Operating Expenses subsequently exceed 1.74% of the North Star Micro Cap Fund’s Class I shares, 1.74% of the North Star Dividend Fund’s Class I shares  and 1.74% and 1.99% of the North Star Opportunity Fund’s Class I and Class A shares respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the year ended November 30, 2013, the Adviser recaptured $17,192 for prior period expense reimbursements/waivers for the North Star Opportunity Fund.  As of November 30, 2013 the Funds have no recapture available.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities.  For the year ended November 30, 2013, the North Star Opportunity Fund Class A shares incurred $0 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares.  For the year ended November 30, 2013, the Distributor did not receive any underwriting commissions for sales of the North Star Opportunity Fund’s Class A shares.

During the period ended November 30, 2013, North Star Investment Services, Inc., a registered broker/dealer and an affiliate of the Funds’ executed trades on behalf of the North Star Funds.  These trades were cleared through National Financial Services, LLC and North Star Investment Services, Inc., received the following in trade commissions.

North Star Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013

Fund                                                                                            Commissions

North Star Opportunity Fund

$72,613

North Star Micro Cap Fund

33,259

North Star Dividend Fund

17,217

Pursuant to separate servicing agreements with GFS, the Funds paid GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended November 30, 2013 were as follows:

Fund

 Purchases

        Sales

North Star Opportunity Fund

$ 44,932,636

$ 38,347,482

North Star Micro Cap Fund

   57,423,423

   11,635,914

North Star Dividend Fund

   35,580,919

    4,803,524

5.

  REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Funds.  For the period ended November 30, 2013 the redemption fees were as follows:

 Fund

   Fee

North Star Opportunity Fund

$ 70

North Star Micro Cap Fund

   -

North Star Dividend Fund

   -

North Star Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

	For the period ended November 30, 2013			For the period ended November 30, 2012
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
North Star Opportunity Fund	$ 1,636,220	$ 309,999	$ 1,946,219	$ 862,997	$ -	$ 862,997
North Star Micro Cap Fund	-	-	-	-	-	-
North Star Dividend Fund	308,210	-	308,210	-	-	-

As of November 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$ 3,638,816	$ 2,461,154	$ (254,169)	$ -	$ 9,719,173	$ 15,564,974
North Star Micro Cap Fund	1,106,445	2,492,424	(5,694,864)	-	14,124,430	12,028,435
North Star Dividend Fund	957,058	67,069	(2,713,304)	(128,291)	6,322,761	4,505,293

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Fund incurred and elected to defer such foreign currency and capital losses as follows:

Post October
Fund	Losses
North Star Opportunity Fund	$ -
North Star Micro Cap Fund	-
North Star Dividend Fund	128,291

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, reclassification of fund distributions, adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships and adjustments for real estate investment trusts and partnerships, resulted in reclassification for the following Funds for the period ended November 30, 2013 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
North Star Opportunity Fund	$ (254,942)	$ (25,573)	$ 280,515
North Star Micro Cap Fund	(1,581,253)	794	1,580,459
North Star Dividend Fund	(480)	4,765	(4,285)

North Star Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2013

7.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust II and

Shareholders of

North Star Funds

We have audited the accompanying statements of assets and liabilities of North Star Opportunity Fund, North Star Micro Cap Fund, and North Star Dividend Fund, each a series of Northern Lights Fund Trust II (the “Trust”), including the portfolios of investments, as of November 30, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period December 15, 2011 (commencement of operations) through November 30, 2012 for the North Star Opportunity Fund and the related statements of operations, statements of changes in net assets and financial highlights for the period May 31, 2013 (commencement of operations) through November 30, 2013 for North Star Micro Cap Fund and North Star Dividend Fund .  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of North Star Opportunity Fund, North Star Micro Cap Fund, and North Star Dividend Fund as of November 30, 2013, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2014

North Star Funds

EXPENSE EXAMPLE (Unaudited)

November 30, 2013

As a shareholder of a Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	6/1/2013	11/30/2013	6/1/13 – 11/30/13*	Expense Ratio
North Star Opportunity Fund
Class I	$ 1,000.00	$ 1,122.58	8.51	1.60%
Class A	$ 1,000.00	$ 1,122.58	9.84	1.85%
North Star Micro Cap Fund
Class I	$ 1,000.00	$ 1,220.74	8.41	1.51%
North Star Dividend Fund
Class I	$ 1,000.00	$ 1,159.07	9.07	1.68%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	6/1/2013	11/30/2013	6/1/13 – 11/30/13*	Expense Ratio
North Star Opportunity Fund
Class I	$ 1,000.00	$ 1,017.05	8.09	1.60%
Class A	$ 1,000.00	$ 1,015.79	9.35	1.85%
North Star Micro Cap Fund
Class I	$ 1,000.00	$ 1,017.50	7.64	1.51%
North Star Dividend Fund
Class I	$ 1,000.00	$ 1,016.65	8.49	1.68%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

North Star Funds

Additional Information (Unaudited)

November 30, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 24-25, 2013, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement between the Trust, on behalf of the North Star Opportunity Fund (the “Fund”) and North Star Investment Management Corporation (“North Star”) (the “Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by North Star, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the renewal of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting.  In their deliberations considering the Investment Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by North Star related to the proposed renewal of Advisory Agreement, including its ADVs, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that primarily monitors and executes the investment process.  The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representative of North Star with respect to a series of important questions, including: whether North Star was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under North Star’s compliance program.  The Board then reviewed the capitalization of North Star based on financial information provided by and representations made by North Star and concluded that North Star was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.  The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the North Star Agreement and that the nature, overall quality and extent of the management services to be provided by North Star to North Star Opportunity were satisfactory.

Performance.  The Board reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year, five year and since inception periods noting the Fund has outperformed its peer group, Morningstar and benchmark categories for the periods ended September 30, 2013.  The Board concluded that the Fund’s past performance was acceptable.

North Star Funds

Additional Information (Unaudited)(Continued)

November 30, 2013

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by North Star, the Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by North Star with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for the Fund, which stated that North Star had agreed to waive or limit its management fee and/or reimburse expenses at least until April 30, 2015, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.99%, and 1.74%, of the Fund’s average net assets, for Class A and Class I shares; respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that based on North Star’s experience, expertise and services to the Fund, the advisory fee charged by North Star and expense caps were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to North Star with respect to the Fund based on profitability reports and analyses reviewed by the Board and the selected financial information of North Star provided by North Star. After review and discussion, , including discussion regarding portfolio manager expenses, the Board concluded that based on the services provided by North Star and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Fund, North Star’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term. After further discussion, the Board noted they would revisit the possibility of adding break points once the Fund reaches $250 million in assets.

Conclusion.  The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  Accordingly, having requested and received such information from North Star as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Advisory Agreement, (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Advisory Agreement is in the best interests of the Fund and its shareholders.  In considering the renewal of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Advisory Agreement was in the best interest of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

North Star Funds

Additional Information (Unaudited)(Continued)

November 30, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 22, 2013, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the North Star Dividend Fund (the “Dividend Fund”) and the North Star Micro Cap Fund (the “Micro Cap Fund,” together with the Dividend Fund, the “Funds”) and North Star Investment Management Corp. (“North Star”).

In advance of the January 22, 2013, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, North Star’s Forms ADV, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information.  Based on their evaluation of the information provided by North Star, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Funds.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Funds and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board considered that North Star is proposing to reorganize two hedge funds, the Kuby Gottlieb Special Value Fund, L.P. (the “Micro Cap Predecessor Fund”) and the North Star Dividend Fund, L.P. (the “Dividend Predecessor Fund,” together with the Micro Cap Predecessor Fund, the “Predecessor Funds”) into the Micro Cap Fund and the Dividend Fund, respectively (the “Reorganizations.”)  North Star provided the Board with information regarding each Predecessor Fund and stated that following the Reorganizations, the investment objective and strategies of each Fund would be substantially identical to that of the corresponding Predecessor Fund. The Board reviewed materials provided by North Star relating to North Star’s proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for each Fund, including the team of individuals that would primarily monitor and execute the investment process.  The Board then discussed the extent of North Star’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered North Star’s specific responsibilities in all aspects of the day-to-day management of the Funds.  Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Funds; and whether North Star has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by North Star of its practices for monitoring compliance with the Funds’ investment limitations, noting that North Star’s CCO periodically reviews the portfolio managers’ performance of their duties with respect to the Funds to ensure compliance under North Star’s compliance program.  The Board then reviewed the capitalization of North Star based on information provided by and representations made by North Star and concluded that North Star was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Funds.

The Board concluded that North Star had the ability to provide a level of service consistent with the Board’s expectations.

Performance.   The Board considered North Star’s past performance as well as other factors relating to North Star’s track record.  Noting the proposed reorganization of the Micro Cap Predecessor Fund and the Dividend Predecessor Fund with and into the Micro Cap Fund and Dividend Fund, respectively, the Trustees then reviewed the performance of each of the Predecessor Funds, noting that performance was acceptable.  The Board concluded that North Star was expected to obtain an acceptable level of investment return to shareholders.

North Star Funds

Additional Information (Unaudited)(Continued)

November 30, 2013

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by North Star, the Board reviewed and discussed a comparison of each Fund’s management fee and overall expense ratio to a peer group of funds constructed by North Star with similar investment objectives and strategies and of a similar size. The Board also considered any fall-out benefits likely to accrue to North Star or their affiliates from their respective relationship with the Funds.  The Board reviewed the contractual arrangements for each Fund, including the proposed expense limitation agreement (“Expense Limitation Agreement”) pursuant to which North Star had agreed to waive or limit its management fee and/or reimburse expenses, and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.00%, 2.25%, and 1.75% of each Fund’s average net assets, for Class A, Class R and Class I shares, respectively, at least until March 31, 2014 and found such arrangements to be beneficial to shareholders.  With respect to each Fund, the Board noted that North Star proposed to charge an advisory fee at an annual rate of 1.00% based on the average net assets the Fund.  The Board concluded that, based on North Star’s experience and expertise, and the services to be provided by North Star to the Funds, the advisory fees to be charged by North Star were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to North Star with respect to the Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by North Star.  With respect to North Star, the Trustees concluded that based on the services provided and the projected growth of each Fund, the fees were reasonable and that anticipated profits from North Star’s relationship with the Funds were not excessive.

Economies of Scale. As to the extent to which each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed North Star’s expectations for growth of the Funds and the current size of the Predecessor Funds.   After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from North Star as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Investment Advisory Agreement are reasonable; (b) the investment advisory fees are reasonable; and (c) the Investment Advisory Agreement is in the best interests of each Fund and its shareholders.

Subsequent Events:

At a special meeting of the Board held on March 12, 2013, the Trustees reviewed and discussed the revised Expense Limitation Agreement with amendments as proposed at the special meeting (“Amended Expense Limitation Agreement”), pursuant to which North Star had agreed to further waive or limit its management fee and/or reimburse expenses, and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.99%, 2.24% and 1.74% of each Fund’s Class A, Class R and Class I shares, respectively, at least until March 31, 2014 and found such arrangements to be beneficial to shareholders.

North Star Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

November 30, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	26	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	26	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense)
Keith Rhoades 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	26	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	26	Orizon Investment Counsel (financial services company) Board Member

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011

General Counsel and Secretary (since 2001) of CLS Investments, LLC; General Counsel and Secretary (since 2001) of Orion Advisor Services, LLC; Manager (since 2012), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), General Counsel and Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (since 2008), General Counsel and Secretary (since 2011), Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Gemcom, LLC; General Counsel and Secretary (since 2012) and Assistant Secretary (from 2003 to 2012) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; General Counsel and Secretary (since 2013) of Gemini Hedge Fund Services, LLC; General Counsel and Secretary (since 2013) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.

			26	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, NY 11788 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

11/30/13-NLII-V4

North Star Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

November 30, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 - 2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer, Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent), Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s compliance service provider) and Gemcom, LLC (the Fund’s Edgar and printing service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-312-580-0900.

11/30/13-NLII-V4

Privacy Policy

                                               Rev. January 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-312-580-0900.

Investment Adviser

North Star Investment Management Corp.

20 N. Wacker Drive #1416

Chicago, IL 60606

Administrator

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $37,500

(b)

Audit-Related Fees

2013 – None

(c)

Tax Fees

2013 – $7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 – $7,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

2/3/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/3/14